THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.4%
	Shares	Value
CHINA — 101.4%
Communication Services — 3.7%
G-bits Network Technology Xiamen, Cl A	16,500	$746,057
Kingnet Network, Cl A *	2,914,215	2,763,068
		3,509,125
Consumer Discretionary — 8.2%
AIMA Technology Group, Cl A	440,756	2,922,086
Fuyao Glass Industry Group, Cl A	245,700	1,245,395
Ningbo Huaxiang Electronic, Cl A	250,200	502,653
Zhejiang Cfmoto Power, Cl A	48,589	790,194
Zhejiang Qianjiang Motorcycle, Cl A *	901,750	2,408,542
		7,868,870
Consumer Staples — 18.2%
Anhui Gujing Distillery, Cl A	40,925	1,578,714
Guangdong Haid Group, Cl A	144,300	1,287,445
Henan Shuanghui Investment & Development, Cl A	675,474	2,531,496
Kweichow Moutai, Cl A	11,350	2,833,050
Luzhou Laojiao, Cl A	7,900	256,085
Shanghai Maling Aquarius, Cl A	619,900	712,287
Tongwei, Cl A	686,800	3,829,646
Wens Foodstuffs Group, Cl A	1,349,300	3,828,203
Yankershop Food, Cl A	18,800	294,247
		17,151,173
Energy — 3.2%
Offshore Oil Engineering, Cl A	393,100	344,304
PetroChina, Cl A	3,684,849	2,646,928
		2,991,232
Financials — 19.2%
Bank of Chengdu, Cl A	221,900	490,698
Bank of Hangzhou, Cl A	145,640	275,331
Bank of Jiangsu, Cl A	1,308,530	1,378,724
Bank of Nanjing, Cl A	528,300	795,636
China Merchants Bank, Cl A	888,800	4,786,444
China Pacific Insurance Group, Cl A	102,400	362,900
Huaxia Bank, Cl A	284,600	213,485
Industrial Bank, Cl A	396,304	1,007,536
Jiangsu Changshu Rural Commercial Bank, Cl A	211,200	230,466
People's Insurance Group of China, Cl A	3,665,000	2,765,098
Ping An Bank, Cl A	925,300	1,759,967
Ping An Insurance Group of China, Cl A	512,800	3,483,469

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
Postal Savings Bank of China, Cl A	936,300	$625,206
		18,174,960
Health Care — 7.0%
Asymchem Laboratories Tianjin, Cl A	80,180	1,715,117
Beijing Wantai Biological Pharmacy Enterprise, Cl A	7,702	141,041
Dian Diagnostics Group, Cl A	84,324	306,274
Guangdong Hybribio Biotech, Cl A	1,116,756	2,719,721
Guangzhou Kingmed Diagnostics Group, Cl A	54,400	614,854
Jiangsu Bioperfectus Technologies, Cl A	32,532	412,407
Shandong WIT Dyne Health, Cl A	123,000	808,877
		6,718,291
Industrials — 15.8%
Beijing United Information Technology, Cl A	69,043	882,540
China State Construction Engineering, Cl A	303,780	238,410
Contemporary Amperex Technology, Cl A	12,136	690,078
Daqin Railway, Cl A	534,100	515,662
Ginlong Technologies, Cl A *	121,000	3,148,796
GoodWe Technologies, Cl A	18,800	877,905
Ningbo Deye Technology, Cl A	24,340	1,165,137
Pylon Technologies, Cl A	46,943	2,141,621
Shanghai Pudong Construction, Cl A	1,260,300	1,227,722
Suzhou Maxwell Technologies, Cl A	3,950	235,121
Tian Di Science & Technology, Cl A	1,036,275	778,833
Wuxi Shangji Automation, Cl A	175,184	2,680,102
Xiamen Xiangyu, Cl A	411,200	610,365
		15,192,292
Information Technology — 12.7%
Avary Holding Shenzhen, Cl A	685,757	2,719,696
Beyondsoft, Cl A	158,900	236,323
Guangzhou Shiyuan Electronic Technology, Cl A	238,850	2,038,157
Qingdao Gaoce Technology, Cl A	85,245	924,298
StarPower Semiconductor, Cl A	11,209	533,488
Universal Scientific Industrial Shanghai, Cl A	1,324,308	3,106,516
Yealink Network Technology, Cl A	273,172	2,392,232
		11,950,710
Materials — 11.9%
Anhui Guangxin Agrochemical, Cl A	148,624	631,542
Ganfeng Lithium Group, Cl A	150,980	1,516,816
Lier Chemical, Cl A	428,802	1,113,087
Tianqi Lithium, Cl A *	216,385	2,470,389
YongXing Special Materials Technology, Cl A	77,786	1,036,232

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Materials (continued)
Yunnan Copper, Cl A	455,700	$773,897
Zangge Mining, Cl A	711,200	2,669,499
Zhejiang JIULI Hi-tech Metals, Cl A	420,711	1,011,820
		11,223,282
Real Estate — 0.9%
Hangzhou Binjiang Real Estate Group, Cl A	681,900	870,257
		870,257
Utilities — 0.6%
GD Power Development, Cl A *	856,500	528,593
		528,593
TOTAL COMMON STOCK
(Cost $100,502,574)		96,178,785

TOTAL INVESTMENTS— 101.4%
(Cost $100,502,574)		$96,178,785

Percentages are based on Net Assets of $94,813,613.
*	Non-income producing security.

Cl — Class

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.1%
	Shares	Value
BRAZIL — 2.8%
Banco do Brasil	8,600	$56,571
BB Seguridade Participacoes	71,500	456,511
		513,082
CHINA — 31.4%
3SBio	62,000	65,933
Avary Holding Shenzhen, Cl A	11,400	45,212
Bank of China, Cl H	336,000	122,261
Bank of Communications, Cl H	200,000	115,055
Beijing United Information Technology, Cl A	4,300	54,965
BYD, Cl A	2,500	92,851
China CITIC Bank, Cl H	189,000	83,785
China Coal Energy, Cl H	52,000	42,307
China Galaxy Securities, Cl H	72,100	35,196
China Medical System Holdings	65,000	102,268
China Resources Pharmaceutical Group	229,500	185,836
China Shenhua Energy, Cl H	56,500	163,239
China State Construction International Holdings	42,000	47,193
China Tower, Cl H	1,810,000	194,799
CITIC	413,000	436,021
COSCO SHIPPING Holdings, Cl H	197,500	201,424
CSPC Pharmaceutical Group	218,000	229,034
Daqo New Energy ADR *	1,784	68,880
GoodWe Technologies, Cl A	600	28,018
Hangzhou Binjiang Real Estate Group, Cl A	29,200	37,266
Hansoh Pharmaceutical Group	48,000	91,265
Lenovo Group	102,000	83,770
Ningbo Deye Technology, Cl A	1,900	90,952
Nongfu Spring, Cl H	53,400	301,724
People's Insurance Group of China, Cl H	583,000	193,463
PICC Property & Casualty, Cl H	496,000	470,901
Pinduoduo ADR *	499	40,694
Pylon Technologies, Cl A	1,400	63,870
Qingdao Gaoce Technology, Cl A	64,391	698,182
Shandong Weifang Rainbow Chemical, Cl A	2,500	31,472
Shandong Weigao Group Medical Polymer, Cl H	30,000	49,276
Shanghai Fudan Microelectronics Group, Cl H	43,000	162,525
Sinopharm Group, Cl H	70,800	179,972
SITC International Holdings	18,000	40,036
Tencent Holdings	1,600	68,469
Tongwei, Cl A	15,200	84,756
TravelSky Technology, Cl H	86,000	181,808

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Xiamen Xiangyu, Cl A	189,680	$281,552
Yangzijiang Shipbuilding Holdings	34,000	34,477
Yankuang Energy Group, Cl H	30,000	91,480
YongXing Special Materials Technology, Cl A	3,800	50,622
Yunnan Copper, Cl A	31,100	52,816
		5,695,625
COLOMBIA — 0.3%
Bancolombia	6,751	59,172
CZECH REPUBLIC — 0.9%
CEZ	4,779	162,594
GREECE — 0.3%
Eurobank Ergasias Services and Holdings *	43,335	48,793
HONG KONG — 1.6%
Orient Overseas International	16,500	298,080
HUNGARY — 0.4%
MOL Hungarian Oil & Gas	5,036	34,923
Richter Gedeon Nyrt	1,902	42,073
		76,996
INDIA — 8.9%
Hindustan Aeronautics	24,259	742,241
ITC	10,066	40,341
Page Industries	280	144,981
Power Finance	89,829	153,262
Tube Investments of India	2,540	85,216
Varun Beverages	23,334	373,025
WNS Holdings ADR *	965	77,190
		1,616,256
INDONESIA — 1.9%
Adaro Energy Indonesia	466,400	115,345
Sumber Alfaria Trijaya	554,100	94,323
Unilever Indonesia	210,500	63,552
United Tractors	42,600	71,354
		344,574
MEXICO — 8.0%
Alpek, Cl A	389,900	570,227
Banco del Bajio	21,300	67,090
Grupo Comercial Chedraui	185,300	789,419

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MEXICO (continued)
Regional	4,600	$33,283
		1,460,019
PERU — 0.2%
Credicorp	258	35,000
PHILIPPINES — 0.2%
Metropolitan Bank & Trust	38,410	37,219
QATAR — 3.0%
Qatar Fuel QSC	12,481	61,518
Qatar Navigation QSC	169,722	473,036
		534,554
RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR (A)	22,934	–
Severstal PAO *(A)	11,625	–
		–
SAUDI ARABIA — 2.8%
Bupa Arabia for Cooperative Insurance	2,329	89,110
Dallah Healthcare	4,929	194,117
Elm	2,117	187,026
Nahdi Medical	853	37,951
		508,204
SOUTH AFRICA — 4.4%
Thungela Resources	46,836	789,069
SOUTH KOREA — 7.6%
DB Insurance	3,887	200,728
GS Holdings	6,839	236,891
Hana Financial Group	2,285	75,986
HD Hyundai	5,417	244,611
Hyundai Glovis	741	95,811
Hyundai Mobis	451	71,511
LG	966	59,663
LG Innotek	317	63,300
Orion	495	50,107
Samsung Electronics	1,066	46,619
Samsung SDI	501	234,157
		1,379,384

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SWITZERLAND — 2.5%
Mediclinic International	74,531	$446,476

TAIWAN — 14.9%
Lotes	28,000	752,485
Silicon Motion Technology ADR	6,048	393,060
Taiwan Semiconductor Manufacturing	28,000	408,583
Voltronic Power Technology	7,000	351,873
Wistron	560,000	535,667
Zhen Ding Technology Holding	79,000	269,883

THAILAND — 1.6%
Bumrungrad Hospital	36,500	223,416
Krung Thai Bank	117,700	60,150
		283,566
TURKEY — 2.0%
Haci Omer Sabanci Holding	32,173	77,478
KOC Holding	12,954	57,921
Turk Hava Yollari AO *	17,253	129,862
Turkiye Petrol Rafinerileri *	3,485	98,651
		363,912
UNITED ARAB EMIRATES — 4.4%
International Holding PJSC *	7,195	803,221
TOTAL COMMON STOCK
(Cost $18,834,866)		18,167,347

PREFERRED STOCK — 3.7%
BRAZIL — 0.2%
Gerdau (B)	5,600	31,151
CHILE — 2.9%
Sociedad Quimica y Minera de Chile (B)	6,498	523,227
COLOMBIA — 0.6%
Bancolombia (B)	15,986	110,609
TOTAL PREFERRED STOCK
(Cost $705,139)		664,987
TOTAL INVESTMENTS— 103.8%
(Cost $19,540,005)		$18,832,334

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)

Percentages are based on Net Assets of $18,148,265.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
AUSTRALIA — 1.6%
AGL Energy	59,397	$325,060
New Hope	50,987	219,909
Pilbara Minerals *	34,936	88,844
Viva Energy Group	134,774	249,514
		883,327
AUSTRIA — 2.2%
Strabag	28,636	1,194,962
BRAZIL — 2.1%
Arcos Dorados Holdings, Cl A	110,717	925,594
MercadoLibre *	259	219,176
		1,144,770
CANADA — 2.2%
Dollarama	3,515	205,434
International Petroleum *	62,146	697,237
Spin Master	8,400	206,567
TFI International	1,010	101,086
		1,210,324
DENMARK — 2.7%
D/S Norden	9,119	547,047
Genmab *	843	355,815
Novo Nordisk, Cl B	3,956	532,550
		1,435,412
FRANCE — 1.1%
TotalEnergies	8,145	509,829
Vantiva *	449,844	98,611
		608,440
GERMANY — 2.4%
ADVA Optical Networking *	4,832	113,762
Commerzbank *	13,334	125,742
PNE	18,482	421,126
VERBIO Vereinigte BioEnergie	1,449	93,714
Vitesco Technologies Group *	9,242	535,095
		1,289,439
HONG KONG — 0.3%
CK Asset Holdings	25,643	157,867
INDONESIA — 0.7%
First Pacific	1,174,709	350,684

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
IRELAND — 0.2%
Bank of Ireland Group	13,358	$126,881

ISRAEL — 1.6%
Check Point Software Technologies *	1,265	159,592
Plus500	32,471	704,635
		864,227
ITALY — 1.0%
Saras *	456,145	559,356
JAPAN — 3.8%
Central Glass	20,618	439,096
Hosiden	50,688	604,668
Inpex	9,900	104,744
Japan Petroleum Exploration	12,540	365,427
Mitsubishi	2,800	90,889
Nippon Soda	4,000	130,964
Nippon Steel	7,600	132,019
Ono Pharmaceutical	4,576	106,922
Tokyo Gas	4,949	96,958
		2,071,687
LUXEMBOURG — 0.4%
ArcelorMittal	7,250	190,150

NETHERLANDS — 2.3%
ASML Holding	273	146,787
Pharming Group *	578,345	669,085
Randstad	1,525	92,705
Wolters Kluwer	3,301	344,407
		1,252,984
NORWAY — 0.8%
Elkem	41,100	146,860
Equinor	8,568	305,982
		452,842
SINGAPORE — 0.2%
STMicroelectronics	2,957	104,127

SWEDEN — 1.7%
Atlas Copco, Cl B	13,459	143,509
Boliden	3,666	137,658
Modern Times Group MTG, Cl B *	42,023	359,350
SSAB, Cl A	30,619	167,325

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SWEDEN (continued)
Telefonaktiebolaget LM Ericsson, Cl B	20,010	$116,955
		924,797
SWITZERLAND — 2.6%
Kuehne + Nagel International	699	162,586
Mobilezone Holding	30,950	512,488
u-blox Holding	4,936	587,924
Valora Holding	539	148,849
		1,411,847
UNITED KINGDOM — 0.8%
Firstgroup	356,122	432,665
UNITED STATES — 70.6%
AbbVie	7,396	1,195,268
AmerisourceBergen, Cl A	1,965	325,620
Amgen	3,586	941,827
Aon, Cl A	2,668	800,773
Apple	17,344	2,253,506
Arista Networks *	3,077	373,394
Arthur J Gallagher	2,738	516,223
Autodesk *	2,738	511,650
Automatic Data Processing	4,762	1,137,451
AutoZone *	231	569,688
Booking Holdings *	339	683,180
Box, Cl A *	3,938	122,590
Bristol-Myers Squibb	6,550	471,272
Broadcom	1,029	575,345
Cadence Design Systems *	3,527	566,577
Cal-Maine Foods	2,005	109,172
Cardinal Health	3,451	265,278
Carlisle	792	186,635
Centene *	7,229	592,850
CF Industries Holdings	3,028	257,986
CH Robinson Worldwide	1,598	146,313
Cheniere Energy	1,309	196,298
Chesapeake Energy	1,347	127,116
Cigna	3,114	1,031,793
CommScope Holding *	33,298	244,740
Computershare	5,647	100,333
Constellation Energy	4,014	346,047
Corcept Therapeutics *	9,044	183,684
Corning	3,187	101,793

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Costco Wholesale	282	$128,733
Crowdstrike Holdings, Cl A *	1,895	199,524
DocGo *	29,480	208,424
Electronic Arts	3,506	428,363
Elevance Health	1,495	766,890
Eli Lilly	2,023	740,094
EQT	4,435	150,036
Expeditors International of Washington	2,152	223,636
Fair Isaac *	326	195,137
FirstCash Holdings	2,823	245,347
Fortinet *	8,646	422,703
Gen Digital	7,507	160,875
Genuine Parts	1,782	309,195
GoDaddy, Cl A *	2,021	151,211
H&R Block	19,730	720,342
Harmony Biosciences Holdings *	2,592	142,819
Hershey	1,221	282,747
HF Sinclair	2,158	111,979
Hormel Foods	3,179	144,803
Humana	983	503,483
Incyte *	2,380	191,162
International Money Express *	42,180	1,027,927
Invitae *	50,388	93,722
Jackson Financial, Cl A	18,988	660,592
Keysight Technologies *	2,254	385,592
KLA	1,767	666,212
Lamb Weston Holdings	1,791	160,044
LPL Financial Holdings	1,071	231,518
Marathon Petroleum	6,474	753,509
Mastercard, Cl A	578	200,988
McKesson	1,809	678,592
Merck	967	107,289
Mettler-Toledo International *	273	394,608
Microsoft	3,490	836,972
Molina Healthcare *	737	243,372
Murphy USA	4,069	1,137,448
Neurocrine Biosciences *	784	93,641
NRG Energy	2,937	93,455
PACCAR	4,608	456,054
Palo Alto Networks *	2,742	382,619
Paychex	3,812	440,515
Paycom Software *	683	211,942

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2022 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Pfizer	5,222	$267,575
Philip Morris International	6,332	640,862
Phillips 66	1,328	138,218
Qualys *	1,144	128,391
Rambus *	3,458	123,866
Regeneron Pharmaceuticals *	518	373,732
Robert Half International	1,430	105,577
Steel Dynamics	2,560	250,112
StoneX Group *	1,962	186,979
Synopsys *	325	103,769
Sysco	4,695	358,933
Texas Pacific Land	69	161,752
Tyson Foods, Cl A	4,213	262,259
Ulta Beauty *	636	298,328
United Parcel Service, Cl B	1,532	266,323
UnitedHealth Group	3,025	1,603,794
Valero Energy	1,249	158,448
VeriSign *	1,217	250,020
Vertex Pharmaceuticals *	3,222	930,449
VMware, Cl A *	2,653	325,682
WW Grainger	547	304,269
Yelp, Cl A *	11,190	305,935
Yum! Brands	1,542	197,499
		38,361,288
TOTAL COMMON STOCK
(Cost $54,644,353)		55,028,076
TOTAL INVESTMENTS— 101.3%
(Cost $54,644,353)		$55,028,076

Percentages are based on Net Assets of $54,323,088.
*	Non-income producing security.

Cl — Class

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-003-0300